Accrued Expenses	12 Months Ended
Dec. 31, 2022
Allrites Holdings Pte Ltd And Subsidiaries [Member]
Accrued Expenses

Note 9 — Accrued Expenses

The following table summarizes accrued expenses:

	December 31,
	2022	2021
Accrued commission expense	$7,036	$17,438
Accrued research and development expenses	14,360	5,405
Accrued content acquisition expenses	2,700	236,224
Accrued professional fees	15,376	-
Accrued advertising and marketing expenses	4,290	-
Accrued office and general expenses	2,039	-
Accrued state taxes	825	-
Total accrued expenses	$46,626	$259,067